Equity - Hyperinflation additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of equity [Line Items]
Total equity	€ 55,339	€ 53,698	€ 55,628	€ 57,004
Currency translation reserve	(2,774)	(1,986)	(2,527)
Opening balance after adjustment, cumulative effect at date of initial application | IAS 29
Disclosure of equity [Line Items]
Total equity	34	50	54
Currency translation reserve	123	202	284
Other reserves	0	4	3
Net result	€ (89)	€ (156)	€ (234)